General and administrative expenses	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
General And Administrative Expenses

13. General and administrative expenses and project evaluations costs

	For the year ended December 31, 2024	For the year ended December 31, 2023	For the three months ended December 31, 2022 (transition period)	For the year ended September 30, 2022
	($)	($)	($)	($)
Corporate administrative costs	3,406	3,036	1,366	5,035
Employee costs	3,215	2,824	738	2,998
Professional fees	1,603	2,144	836	8,374
	8,224	8,004	2,940	16,407
Depreciation	79	70	29	72
Share-based compensation	2,338	2,806	1,078	3,146
	10,641	10,880	4,047	19,625

During the years ended December 31, 2024, and 2023, three months ended December 31, 2022, and year ended September 30, 2022, included in the total general and administrative expenses and project evaluation costs were general and administrative costs of $10,594, $10,401, $3,932 and $14,032, respectively, and project evaluation costs of $47, $479, $115 and $5,593, respectively.